SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency, presentation currency and foreign currency
b.	Functional currency, presentation currency and foreign currency:

The presentation currency of the financial statements is the U.S. dollar.

The functional currency of the Company is the U.S. dollar.

The functional currencies of Optibase's subsidiaries are U.S. dollar, CHF and EUR. Assets and liabilities of these subsidiaries are translated at the year-end exchange rates and their statement of operations items are translated using the average exchange rates for all periods presented. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Non-controlling Interests
d.	Non-controlling interests:

Non-controlling interests generally represent the portion of equity that the Company does not own in the consolidated entities. The Company accounts for and reports its non-controlling interests in accordance with the provisions required under the Consolidation Topic of the FASB ASC 810. Non-controlling interests are separately presented within the equity section of the consolidated balance sheets. The amounts of consolidated net earnings attributable to the Company and to the non-controlling interests are presented on the consolidated statement of operations.

Cash equivalents
e.	Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less at the date acquired.
Property
f.	Property:

Real estate properties are stated at cost net of accumulated depreciation. Costs include those related to acquisition, including building improvements.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Building	25 - 63
Buildings' improvements	5 - 20
Condominium units	30

Impairment of long-lived assets, right-of-use assets and intangible assets
g.	Impairment of long-lived assets, right-of-use assets and intangible assets:

The Group's long-lived assets (assets group) to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" and ASC 350, “Intangibles - Goodwill and other”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In assessing the recoverability of long-lived assets, the Company makes judgments regarding whether impairment indicators exist based on legal factors, market conditions and operating performances of assets or asset groups. Recoverability of assets held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the carrying amount of the assets exceeds the fair value of the assets.

The Company reviews assets on a component-level basis, which is the lowest level of assets for which there are identifiable cash flows that can be distinguished operationally and for financial reporting purposes. The carrying amount of the asset was compared with the related expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the primary asset. In cases where the expected undiscounted future cash flows were less than the carrying amounts of the assets, those assets were considered impaired and written down to their fair values. Fair value was established based on discounted cash flows. As of December 31, 2020 an amount of $247 was recorded as impairment and as of December 31, 2019, no impairment losses have been identified.

Investments in companies
h.	Investments in companies:

Investments in non-marketable equity securities of companies in which the Company does not have control or the ability to exercise significant influence over their operation and financial policies are recorded at cost.

Other non-marketable equity securities without readily determinable fair value in which the Company does not have a controlling interest or significant influence are recorded at their original cost and adjusted for observable price changes for identical or similar instruments less any impairment. These equity securities are presented as other non-current assets in the Company’s consolidated balance sheets.

The Company reviews its unconsolidated non-marketable equity investments for potential impairment or other adjustments, which generally involves an analysis of the facts and changes in circumstances influencing the investments.

Investments in associates
i.	Investments in associates:

Associates are companies in which the Company has significant influence over the financial and operating policies without having control. The investment in associates is accounted for using the equity method of accounting. Under the equity method, the investment in associates is accounted for in the financial statements at cost plus changes in the Group's share of net assets, including other comprehensive income (loss) of the associates. The equity method is applied until the loss of significant influence or classification of the investment as non-current asset held-for-sale.

The accounting policy in the financial statements of the associates has been applied consistently and uniformly with the policy applied in the financial statements of the Group.

Intangibles assets
j.	Intangibles assets:

Intangible assets consist of above-market value of in-place leases that were recorded in connection with the acquisition of the properties. Intangible assets are amortized and accreted using the straight-line method over the term of the related leases. When a lease is terminated early, any remaining unamortized balances under lease intangible assets or liabilities are charged to earnings.

Leases
k.       Leases

The Company determines if an arrangement is a lease at inception. Contracts containing a lease are further evaluated for classification as an operating or finance lease. In determining the leases classification the Company assesses among other criteria: (i) 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset. For leases with terms greater than 12 months, the Company records the right-of-use asset and liability at commencement date based on the present value of lease payments according to their term.

As lessor, the Company elected to combine the lease components (base and variable rent) and non-lease components (reimbursement of common area maintenance expenses) from its operating lease agreements and account for the components as a component in accordance with ASC 842.

Derivative instruments
l.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives at fair value. The accounting for changes in the fair value of a derivative instrument (i.e., gains or losses) depends on whether it has been designated and qualified as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualified as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings.

The ineffective portion of a derivative's change in fair value is recognized in earnings. As of December 31, 2020 and 2019, the Company had outstanding hedging instruments in the amount of $ 332 and $ 458, respectively, which were included in short-term assests and in long-term assets, respectively and outstanding hedging instruments in the amount of $ 68, which were included as of December 31, 2019 in short-term liabilities.

At times, the Company may use derivative instruments to manage exposure to variable interest and currency rate risk. Occasionally, the Company enters into interest and currency rate swaps to manage its exposure to variable interest and currency rate risk and treasury locks to manage the risk of interest and currency rates rising prior to the issuance of debt.

The Company generally enters into derivative instruments that qualify as cash flow hedges and it does not enter into derivative instruments for speculative purposes.

Revenue recognition
m.	Revenue recognition:

The Company is a lessor under non-cancellable operating leases and generates revenues from fixed income real-estate according to ASC 842 which derived from its buildings held through its subsidiaries in Switzerland (Rümlang and Geneva), Germany and Miami FL.

Rental income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the contract conveys the rights to control the use of the asset to the lessee for a period in exchange to considerations.

Contingencies
n.	Contingencies:

The Company periodically estimates the impact of various conditions, situations and/or circumstances involving uncertain outcomes to its financial condition and operating results.

The Company accounts for contingent events as required by ASC 450 "Contingencies". ASC 450 defines a contingency as "an existing condition, situation, or set of circumstances involving uncertainty as to possible gain or loss to an enterprise that will ultimately be resolved when one or more future events occur or fail to occur". Legal proceedings are a form of such contingencies.

In accordance with ASC 450, accruals for exposures or contingencies are being provided when the expected outcome is probable. However, it is possible that future results of operations for any particular quarter or annual period could be materially affected by changes in the Company's assumptions, the actual outcome of such proceedings or as a result of the effectiveness of the Company strategies related to these proceedings.

Income taxes
o.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes" "ASC 740", prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC 740 clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely–than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue. The Company policy is to accrue interest and penalties related to unrecognized tax benefits in its tax expenses.

The Company believes that its tax positions are all highly certain of being upheld upon examination. As such, as of December 31, 2020 and 2019 the Company has not recorded a liability for uncertain tax positions.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel, the United States, Switzerland and Germany. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution.

Accounts receivable includes amounts billed to tenants and accrued expense recoveries due from tenants. The Company makes estimates of un-collectability from its accounts receivable using the specific identification method related to base rents, straight-line rent balances, expense reimbursements and other revenues.

The Company also analyzes accounts receivable and historical bad debt levels, tenant credit-worthiness, payment history and current economic trends and future economic conditions when evaluating the adequacy of the allowance for credit losses . Accounts receivable are written-off when they are deemed to be uncollectible and the Company is no longer actively pursuing collection. The Company's reported net income is directly affected by the management's estimate of the collectability of accounts receivable.

Earnings (loss) per share
q.	Earnings (loss) per share:

Basic net earnings (losses) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (losses) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earning Per Share".

Accounting for stock-based compensation
r.	Accounting for stock-based compensation:

ASC Topic 718 "Compensation - Stock Compensation" "ASC 718", requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model.

The Company recognizes these compensation costs net of forfeiture rate and recognizes the compensation costs for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years.

The Company estimates the fair value of stock options granted using the Black-Scholes- Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility is calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

During 2020 and 2019 there were no new grants.

Treasury Shares
s.         Treasury shares:

During the past years, the Company repurchased certain Ordinary shares on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction from the shareholders' equity. From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units.

When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.

Fair value of financial instruments
t.          Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, other accounts receivable, trade payables, other accounts payable, and accrued liabilities, approximate fair value because of their generally short-term maturities.

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820 establishes a three-level value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Swap instruments are measured at fair value under ASC 820 on a recurring basis as of December 31, 2020 and 2019.

Comprehensive income
u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

Recently adopted accounting pronouncements
v.	Recently adopted accounting pronouncements:

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses on Financial Instruments”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The Company adopted Topic 326 effective January 1, 2020, based on the composition of the Company’s trade receivables, investment portfolio and other financial assets, current economic conditions, historical credit loss activity and future economic conditions. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent accounting pronouncements issued
w.        Recent accounting pronouncements issued:

In December 2020, the FASB issued ASU No. 2020-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which simplifies the accounting for income taxes. ASU 2020-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the impact of the new guidance on the Company’s consolidated financial statements.